Gain on Disposal of Subsidiaries - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payolution Gmb H
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivable earned		$ 3,045	$ 4,885
Gain on disposal of a subsidiary		13,137	13,137
Total consideration received		$ 51,784
Paysafe UK GOLO Holdco Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of a subsidiary			4,828	$ 4,828
Disposal percentage of equity ownership	100.00%
Total consideration received	$ 9,523		$ 9,523